MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

(in thousands of $)	2023	2022
Balance at start of year	2,187	1,684
Disposals	(2,474)	—
Unrealized gain (loss), net	287	503
Total marketable equity securities	—	2,187